INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
(a)The major components of income tax expense / (recovery) are as follows:

	Year ended December 31,
	2022	2021
Current income tax expense	$—	$200
Deferred income tax expense / (recovery)	(11,833)	19,853
Income tax expense / (recovery)	$(11,833)	$20,053
(b)The income tax expense for the year can be reconciled to the accounting profit as follows:

	December 31,		December 31,
	2022		2021
Income / (loss) before income tax	$(91,030)		$108,276
Canadian federal and provincial income tax rates	(24,578)	27%	29,235	27%

Increase / (decrease) due to:
Permanent differences	873	(1)	518	—
Impact of foreign tax rates	3,494	(4)	(7,575)	(7)
Other foreign exchange differences	(3,028)	3	959	1
Prior year's adjustments relating to tax provision and tax returns	727	(1)	—	—
Change in unrecognized deferred taxes	10,829	(12)	(3,214)	(3)
Other	(150)	—	130	—
Income tax expense / (recovery)	$(11,833)	13%	$20,053	19%

(c)Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31, 2022	December 31, 2021
Balance at the beginning of year	$(19,853)	$—
Recognized in profit / (loss)	11,833	(19,853)
Balance at the end of the year	$(8,020)	$(19,853)

The Company recognizes deferred taxes by taking into account the effects of local enacted tax legislation. Deferred tax assets are fully recognized when the Company concludes that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors that the Company considers are:
–Historic and expected future taxable income;
–Any tax planning that can be implemented to realize the tax assets; and
–The nature, amount and timing and reversal of taxable temporary differences.

Future income is impacted by changes in market gold and silver prices as well as forecasted future costs and expenses to produce gold and silver reserves. In addition the quantities of proven and probable gold and silver reserves, market interest rates and foreign currency exchange rates also impact future levels of taxable income. Any change in any of these factors will result in an adjustment to the recognition of deferred tax assets to reflect the Company's latest assessment of the amount of deferred tax assets that is probable will be realized.

The following is the analysis of deferred tax assets / (liabilities) presented in the consolidated statements of financial position:

	December 31, 2022	December 31, 2021
Deferred income tax assets
Unused losses	$26,054	$8,117
Financing costs	422	562
Asset retirement obligation	17,269	14,188
Other	29,109	4,131
Gross deferred tax asset	$72,854	$26,998
Offset by deferred income tax liabilities	(58,395)	(23,316)
Net deferred tax asset	$14,459	$3,682

Deferred income tax liabilities
Inventory	(983)	(350)
Capital assets	(43,559)	(39,492)
Other	(21,873)	(3,327)
Gross deferred tax liabilities	$(66,415)	$(43,169)
Deferred income tax liabilities used to offset deferred tax asset	58,395	23,316
Net deferred income tax assets / (liabilities)	$(8,020)	$(19,853)
(d)Deferred tax assets not recognized

The deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized in the consolidated statements of financial position are as follows:

	Year ended December 31, 2022		Year ended December 31, 2021
	Canada	United States	Canada	United States
Deferred tax assets not recognized
Loss carry forwards	$25,953	$—	$5,078	$—
Conversion feature	—	—	8,493	—
Financing costs	—	—	2,082	—
Other	20,710	—	82	—
Total deferred tax assets not recognized	$46,663	$—	$15,735	$—

Non capital loss carry‑forwards	$25,953	$—	$5,078	$—